Other Income (Expense), Net	9 Months Ended
Sep. 30, 2011
Other Income (Expense), Net [Abstract]
Other Income (Expense), Net

9. OTHER INCOME (EXPENSE), NET

The following table presents the detail of other income (expense), net, for the periods presented (in thousands):

	Year Ended December 31,			Nine Months Ended September 30,
	2008	2009	2010	2010	2011
				(Unaudited)
Interest income	$1,219	$350	$64	$56	$43
Transaction gain (loss) on foreign exchange	33	51	(405)	(231)	(1,279)
Other non-operating income (loss), net	25	(171)	(269)	(94)	(92)

Other income (expense), net	$1,277	$230	$(610)	$(269)	$(1,328)